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                                      GOLF

                                   ASSOCIATED

                                   FUND (LOGO)

                                [GRAPHIC OMITTED]


                               Semi-Annual Report
                                  June 30, 1999

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                              GOLF ASSOCIATED FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                                                 August 17, 1999

Dear Fellow Shareholder,

      We are pleased to provide you with the first Golf Associated Fund semi-annual report for the period ended June 30, 1999. For this period, the Fund's Class A shares have appreciated by 7.4%.* A positive economic backdrop -- continued strength with little inflationary pressure -- has fostered market confidence and helped propel the Fund's performance

      In addition to Class A shares, the Fund now offers Class B shares for sale. If you would like further information about the Class B shares, please call us toll free at (877)623-GOLF.

      The Fund's investment subadviser is Wallington Asset Management, Inc. of Indianapolis, Indiana. In the letter that follows, Wallington discusses the factors that have contributed to your Fund's performance. Because the Fund's investments in golf-related and other companies span a broad array of industry sectors, we believe your Fund can serve as a core domestic equity holding in your overall investment portfolio. We hope you find the comments of Wallington helpful in understanding how your investment portfolio has been managed during the first six months of 1999.

      On behalf of all of us at Golf Investment Management, Inc., thank you for your continuing investment in the Golf Associated Fund. We look forward to serving your investment needs and wish you many enjoyable rounds of golf for years to come!


Sincerely yours,

/s/  MICHAEL T. WILLIAMS
Michael T. Williams, CFP, CFS
President
Golf Investment Management, Inc.





-------------------------------
* This return is calculated without the imposition of a front-end sales charge.

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Dear Fellow Shareholder,

      We are pleased to be able to serve you as the sub-adviser to the Golf Associated Fund (the "Fund"). Our investment philosophy for managing the assets of the Fund has been, and will continue to be, to identify the stocks of those companies associated with the golf industry that we believe, when combined into a common portfolio, will create portfolio characteristics that will offer shareholders the ability to profit from the ownership of a piece of the golf industry while at the same time serve to reduce the overall risk of owning only a few select stocks.

      The Fund is invested in a broad array of stocks. As of June 30, 1999, the Fund is comprised of 69.6% golf and golf-related issues and 30.4% other stocks. Large-capitalized companies represent approximately three-fourths of the portfolio, with the balance being split fairly equally between mid and small-capitalized issues. The Fund invests in both "value" stocks and "growth" stocks and currently has a slightly higher growth representation than value. The Fund currently enjoys a broad sector weighting as well. While the Fund does not seek to replicate the sector weightings of the Standard & Poor's 500 Index (S&P
500), most sectors do have some representation at present, with technology stocks at 17.1% (under the S&P 500 weighting of 21.6%) and with consumer cyclicals at15.1% (over the S&P 500 weighting of 9.2%). The majority of pure golf stocks are typically found in the consumer cyclical sector. The diverse allocation to sector representation is designed to allow the Fund to participate in the upside potential of the golfing industry, while at the same time attempting to limit the potential downside exposure in the event of an industry downturn.

      As we continue to evaluate companies for inclusion or removal from the Fund, we must consider that consensus estimates are for corporate profits to increase 11.4% on an operating basis when the final tally is in for the 2nd quarter in late July. For the remaining two quarters of the year, consensus expectations are for profit growth to be approximately 20%, which is excellent. A large portion of this growth is coming from the capital equipment and basic industry sectors. Those sectors experienced fairly significant profit erosion last year due to the falloff in demand from Asia and the flood of cheap imports into the United States. Of importance to equity investors, profit growth in the final two calendar quarters of 1999 will be evaluated against profit growth in the same periods last year of -3.1% and 6.0%, which should make comparisons moving forward rather easy. However, given the uncertainty surrounding the movement of the inflation rate, and subsequent uncertainty in Federal Reserve action, we are taking nothing for granted and are continually monitoring and evaluating market conditions to uncover investment opportunities.



Wallington Asset Management, Inc.
Investment Selection Committee
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                                                         2

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                              GOLF ASSOCIATED FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                                 SHARES   VALUE(DAGGER)
                                --------  ------------
COMMON STOCK -- 93.4%
BASIC MATERIALS -- 3.1%
Dow Chemical Co.                    87    $ 11,038
Rohm & Haas Co.                    120       5,145
                                          --------
                                            16,183
                                          --------
CAPITAL GOODS -- 6.8%
Briggs & Stratton Corp.            120       6,930
Carlisle Cos., Inc.                130       6,256
General Electric Co.                57       6,441
Ingersoll Rand Co.                 120       7,755
Tyco International, Ltd.            81       7,675
                                          --------
                                            35,057
                                          --------
COMMUNICATIONS-- 7.4%
AT&T Corp.                         196      10,939
BellSouth Corp.                     94       4,406
Lucent Technologies, Inc.          110       7,418
MCI WorldCom, Inc.*                 66       5,676
Sprint Corp. (FON Group)           180       9,506
                                          --------
                                            37,945
                                          --------
CONSUMER CYCLICAL -- 15.1%
Brunswick Corp.                    400      11,150
Callaway Golf Co.                  600       8,775
Cutter & Buck, Inc.*               535       8,894
Dayton Hudson Corp.                117       7,605
Delphi Automotive Systems Corp.     51         947
Family Golf Centers, Inc.*       1,200       9,113
General Motors Corp.                73       4,818
Home Depot, Inc.                   171      11,019
TJX Cos., Inc.                     282       9,394
Tommy Hilfiger Corp.*               85       6,247
                                          --------
                                            77,962
                                          --------
CONSUMER STAPLE -- 12.2%
Albertson's, Inc.                   93       4,795
Anheuser-Busch Cos., Inc.          152      10,782
CVS Corp.                          195       9,969
Colgate-Palmolive Co.              130      12,838
McDonald's Corp.                   198       8,180
Pepsico, Inc.                      232       8,975
Sara Lee Corp.                     312       7,079
                                          --------
                                            62,618
                                          --------


                                 SHARES   VALUE(DAGGER)
                                --------  ------------
COMMON STOCK -- (CONTINUED)
ENERGY-- 4.2%
Exxon Corp.                         50     $ 3,856
Schlumberger, Ltd.                 122       7,770
Shell Transport & Trading Co.      216      10,017
                                          --------
                                            21,643
                                          --------
FINANCE -- 13.9%
American Express Co.                89      11,581
Bank One Corp.                     110       6,552
Bank of America Corp.               35       2,566
Charles Schwab Corp.                55       6,043
Federal National Mortgage
  Association                      135       9,231
Golf Trust of America, Inc.        502      12,268
MBNA Corp.                          89       2,726
Marsh & McLennan Cos., Inc.         97       7,324
UNUM Corp.                         124       6,789
Wells Fargo Co.                    150       6,412
                                          --------
                                            71,492
                                          --------
FOREIGN SECURITIES -- 0.5%
Honda Motor Co. Ltd.- ADR           32       2,776
                                          --------
HEALTHCARE -- 10.5%
Abbott Laboratories, Inc.          221      10,056
Bausch & Lomb, Inc.                155      11,858
Baxter International, Inc.         160       9,700
Bristol-Myers Squibb Co.           178      12,538
Warner-Lambert Co.                 140       9,713
                                          --------
                                            53,865
                                          --------
TRANSPORTATION -- 2.6%
FDX Corp.*                         130       7,052
Union Pacific Corp.                112       6,531
                                          --------
                                            13,583
                                          --------
TECHNOLOGY -- 17.1%
3Com Corp.*                        187       4,979
Compaq Computer Corp.              265       6,277
Eastman Kodak Co.                   99       6,707
Intel Corp.                        170      10,104
International Business
  Machines Corp.                   128      16,544
Microsoft Corp.*                   150      13,519
Motorola, Inc.                     135      12,791

                       See Notes to Financial Statements.
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                                        3

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                              GOLF ASSOCIATED FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)
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                                 SHARES   VALUE(DAGGER)
                                --------  ------------
COMMON STOCK -- (CONTINUED)
TECHNOLOGY -- (CONTINUED)
Sun Microsystems, Inc.*            170    $ 11,709
Tektronix, Inc.                    185       5,585
                                          --------
                                            88,215
                                          --------
TOTAL COMMON STOCK
  (Cost $445,872)                          481,339
                                          --------
TEMPORARY INVESTMENTS -- 6.6%
Provident Institutional Funds -
  TempCash                      16,900      16,900
Provident Institutional Funds -
  TempFund                      16,900      16,900
                                          --------
TOTAL TEMPORARY INVESTMENTS
  (Cost $33,800)                            33,800
                                          --------
TOTAL INVESTMENTS -- 100.0%
  (Cost $479,672**)                       $515,139
                                          ========

-----------------
(DAGGER) See Note 2A to the Financial Statements.
* Non-income producing security.
** Also cost for Federal income tax purposes.
ADR -- American Depository Receipt.

The gross unrealized appreciation
  (depreciation) on a tax basis
  is as follows:
  Gross unrealized appreciation           $ 49,720
  Gross unrealized depreciation            (14,253)
                                          --------
                                          $ 35,467
                                          ========

                       See Notes to Financial Statements.
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                                       4

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                              GOLF ASSOCIATED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)
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Assets
   Investments at value (Cost $479,672 ) ..................... $515,139
   Dividends receivable ......................................      697
   Interest receivable .......................................      128
   Receivable for securities sold ............................    6,166
   Deferred offering expenses ................................   44,470
   Other assets ..............................................       55
                                                              ---------
     Total Assets ............................................  566,655
                                                              ---------

Liabilities
   Offering costs payable ....................................    9,600
   Accrued expenses payable ..................................   20,253
                                                              ---------
       Total Liabilities .....................................   29,853
                                                              ---------

Net Assets
Applicable to 49,989 and 10 shares of beneficial
   interest outstanding of Class A and Class B,
   respectively (Note 6)* .................................... $536,802
                                                              =========

Net Asset Value and Redemption Price
   Per Class A Share ($536,695 (DIVIDE) 49,989) ..............   $10.74
                                                                 ======
Maximum Offering Price Per Class A Share
   ($10.74 (DIVIDE) 0.9425) ..................................   $11.40
                                                                 ======
Net Asset Value and Offering Price Per
   Class B Share ($107.38 (DIVIDE) 10) .......................   $10.74
                                                                 ======

*At 6/30/99 Class B shares had not yet been offered to the public.


                       See Notes to Financial Statements.
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                                        5

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                              GOLF ASSOCIATED FUND
                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED JUNE 30, 1999(1)
                                   (UNAUDITED)
--------------------------------------------------------------------------------
Investment Income:
   Dividends ...............................................  $  2,371
   Interest ................................................       603
                                                              --------
     Total Income .........................................      2,974
                                                              --------
Expenses:
   Investment advisory fee .................................     1,749
   Service Organization fee - Class A ......................       437
   Administration fee ......................................    49,999
   Custodian fee ...........................................    10,380
   Trustees' fee ...........................................     5,866
   Transfer Agent fee ......................................    18,176
   Audit fee ...............................................    10,266
   Legal fee ...............................................     5,009
   Deferred offering expense ...............................    35,013
   Miscellaneous ...........................................     1,875
                                                              --------
     Total expenses ........................................   138,770
                                                              --------
   Less waivers and reimbursements .........................  (135,797)
                                                              --------
     Net expenses ..........................................     2,973
                                                              --------
Net investment income ......................................         1
                                                              --------
Realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
    investment transactions ................................      (581)
   Net unrealized appreciation (depreciation)
    on investments .........................................    35,467
                                                              --------
     Net realized and unrealized gain (loss)
      on investments .......................................    34,886
                                                              --------
Increase (decrease) in net assets resulting
   from operations .........................................  $ 34,887
                                                              ========



(1) Commencement of operations was January 5, 1999.


                       See Notes to Financial Statements.
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                                        6

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                              GOLF ASSOCIATED FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED JUNE 30, 1999(1)
                                   (UNAUDITED)
--------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ............................. $      1
    Net realized gain (loss) from investment transactions ....     (581)
    Net unrealized appreciation (depreciation)
       on investments ........................................   35,467
                                                               --------
       Increase (decrease) in net assets resulting
        from operations ......................................   34,887
                                                               --------
  Capital share transactions:
    Proceeds from sale of 40,105 shares ......................  403,028
    Value of shares reinvested ...............................       --
    Cost of 106 shares repurchased ...........................   (1,113)
                                                               --------
       Net increase (decrease) in net assets from
         capital share transactions ..........................  401,915
                                                               --------
  Total increase (decrease) in net assets                       436,802
Net assets:
    Beginning of period ......................................  100,000
                                                               --------
    End of period ............................................ $536,802
                                                               ========


(1) Commencement of operations was January 5, 1999.


                       See Notes to Financial Statements.
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                                        7

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                              GOLF ASSOCIATED FUND
                              FINANCIAL HIGHLIGHTS
                      FOR THE PERIOD ENDED JUNE 30, 1999(1)
                                   (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period ......................... $  10.00
                                                               --------
Income from investment operations:
   Net investment income (loss) ..............................     0.00
   Net realized and unrealized gain (loss) on investments ....     0.74
                                                               --------
      Total from investment operations .......................     0.74
                                                               --------
Net asset value, end of period ............................... $  10.74
                                                               ========
Total return: (2) ............................................    7.40%
Ratios/Supplemental Data:
   Net assets, end of period ................................. $536,802
   Ratio of expenses to average daily net assets(3)(4) .......    1.70%
   Ratio of net investment income (loss) to average
     daily net assets(3) .....................................    0.00%
   Portfolio turnover rate ...................................    2.17%
----------------------------------
(1) Commencement of operations was January 5, 1999.
(2) Not annualized; sales load is not reflected in total return.
(3) Annualized.
(4) Without the waiver of fees and expenses reimbursable the ratio of expenses to average daily net assets would have been 79.23%.

                       See Notes to Financial Statements.
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                                        8

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                              GOLF ASSOCIATED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

      The Golf Associated Fund (the "Fund") was organized on June 11, 1998, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is authorized to issue two classes of shares, Class A shares sold subject to a 5.75% maximum front-end sales charge ("Class A shares") and Class B shares sold subject to a contingent deferred sales charge, declining from a high of 5% over a six-year period ("Class B shares"). As of June 30, 1999, the Class B shares had not yet been offered to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies used by the Fund in the preparation of the financial statements which are in accordance with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Security Valuation - Securities listed on a national securities exchange are valued at their last sales price. Over-the-counter securities and listed securities for which a sales price is not available are valued at the last quoted bid price. Bonds maturing in more than 60 days are valued at the mean of their bid and asked prices. Prices used for the valuation of securities are provided by independent pricing services and brokers. Debt securities with a maturity of less than 60 days are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities are valued at fair value, as determined in good faith pursuant to procedures approved by the Board of Trustees.

      B. Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

      C. Distributions - Dividends from the net investment income of the Fund normally are declared annually. The Fund also distributes to its shareholders substantially all of its net realized capital gains on portfolio securities and net realized gains from foreign currency transactions after the end of the year in which the gains are realized. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.

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                                        9

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                              GOLF ASSOCIATED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)
--------------------------------------------------------------------------------
      D. Repurchase Agreements - The Fund may purchase money market instruments, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price
(including accrued interest). The agreements are conditioned upon collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

      E. Organization Costs -- Costs incurred in connection with the organization of the Fund, estimated at $31,000, were borne by the Fund, subject to the expense limitation agreement described in Note 3 below. Certain costs incurred and to be incurred in connection with the initial offering of shares of the Fund, estimated at $79,483, will be paid initially by the Fund's Adviser, Golf Investment Management, Inc. ("GIM"). The Fund will reimburse GIM for such costs, which will be deferred and amortized by the Fund over the period of benefit, not to exceed 12 months from the date the Fund commenced operations.

      F. Other - Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Dividend income is recorded on the ex-dividend date.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

      Pursuant to an Advisory Agreement between the Fund and Golf Investment Management, GIM will manage the Fund's business and investment affairs. As compensation under the agreement, GIM will receive from the Fund an advisory fee, which is computed daily and paid monthly, equal to 1.00% of the Fund's average daily net assets.

      The adviser has voluntarily agreed to waive its fees and, if necessary, reimburse expenses for the period June 11, 1998 to October 31, 1999 which exceed the annual rate of 1.70% of average daily net assets for Class A shares and 2.45% of average daily net assets for Class B shares, respectively. Any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund by October 31, 2001, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. GIM has agreed to permanently waive repayment of expenses prior to the commencement of operations. For the period ended June 30, 1999, fees waived and expenses reimbursable were $71,632.

      The Fund recorded its initial organization costs of $31,000 as an expense during the period ended October 16, 1998 and recognized an offsetting expense reduction as a result of the Adviser's commitment to reimburse these costs. The Fund may be obliged to repay some or all of these costs to GIM if the Agreement's conditions are met.

      The Adviser has entered into a Subadvisory Agreement with Wallington Asset Management, Inc. ("Wallington") to provide investment advice and portfolio management services to the Fund. Wallington, as Subadviser, receives a fee directly from GIM and not from the Fund.

--------------------------------------------------------------------------------
                                       10

                              GOLF ASSOCIATED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)
--------------------------------------------------------------------------------
      Pursuant to an Administrative and Accounting Service Agreement, the Fund retains PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as Administrator and Accounting Service Agent. As compensation for administration and accounting services the Fund pays PFPC an annual fee equal to
 .10% of the Fund's first $250 million of average daily net assets, .075% of the next $250 million, .05% of the next $250 million, and .03% of average daily net assets in excess of $750 million. In addition, PFPC Trust Co. ("PFPC Trust") serves as the Fund's custodian and PFPC serves as transfer and dividend disbursing agent. PFPC and PFPC Trust waived fees of $56,665 and $7,500, respectively, during the period ended June 30, 1999.

      Rafferty Capital Markets Inc. (the "Distributor") serves as distributor of the Fund's shares.

4. DISTRIBUTION PLAN

      The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, relating to Class A and Class B shares, the Fund compensates the Distributor for services rendered and expenses borne in connection with the distribution of the Fund's shares and in connection with the servicing and maintenance of existing shareholder accounts. For these service activities the Fund may make payments at a rate up to .25% per annum of the average daily net assets of the Class A shares and 1.00% per annum of the average daily net assets of the Class B shares.

5. PURCHASES AND SALES OF SECURITIES

      For the period ended June 30, 1999, purchases and sales of securities, other than short-term investments and U.S. Government securities, were $454,173 and $7,720, respectively.

6. COMPOSITION OF NET ASSETS

     At June 30, 1999, net assets consisted of:

   Paid-in capital ........................................... $501,915
   Undistributed net investment income (loss) ................        1
   Accumulated net realized gain (loss) ......................     (581)
   Unrealized appreciation (depreciation)
    of investment securities .................................   35,467
                                                              ---------
   Net assets ................................................ $536,802
                                                              =========

--------------------------------------------------------------------------------
                                       11

================================================================================






   TRUSTEES
   Michael T .Williams, Chairman/President
   John C. Bahl
   J. Kenneth Perry
   Scott M. Perry
   Eric M. Snelz

   INVESTMENT ADVISER
   Golf Investment Management, Inc.
   Vero Beach, FL

   SUBADVISER
   Wallington Asset Management, Inc.
   Indianapolis, IN

   ADMINISTRATOR, TRANSFER AGENT & FUND
   ACCOUNTANT
   PFPC, Inc.
   Wilmington, DE

   CUSTODIAN
   PFPC Trust Co.
   Lester, PA

   DISTRIBUTOR
   Rafferty Capital Markets, Inc.
   Harrison, NY

   COUNSEL
   Kirkpatrick &Lockhart LLP
   Washington, D.C.

   INDEPENDENT AUDITORS
   PricewaterhouseCoopers LLP
   Philadelphia, PA

   This report is  submitted  for the general
   information  of  the  shareholders  of the
   Golf Associated Fund. It is not authorized
   for distribution to prospective  investors
   unless   accompanied   or  preceded  by  a
   prospectus  of the Golf  Associated  Fund.
   Please  read  the   prospectus   carefully
   before you invest or send money.

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